Shareholders' equity (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders Equity
Net (loss) income for the year	R$ (2,271)	R$ (172)	R$ 802
Legal reserve			(40)
Governmental subsidy reserve			(438)
Calculation basis of dividends			324
Mandatory minimum dividends – 25%			R$ 81